Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting
The following table presents Adjusted EBITDA by reportable segment as of December 31, 2025 and 2024:

	Years ended December 31,
	Domestic		International (1)		Total
	2025	2024	2025	2024	2025	2024
Income (loss) from continuing operations	$34,099	$49,387	$(8,649)	$(24,644)	$25,450	$24,743
Depreciation and amortization	171,772	203,076	24,834	28,384	196,606	231,460
Other add-backs, net (2)	45,513	44,899	7,105	2,183	52,618	47,082
Adjusted EBITDA	$251,384	$297,362	$23,290	$5,923	$274,674	$303,285
Adjusted EBITDA Margin	23%	24%	14%	6%	22%	23%

Total Revenues	$1,095,657	$1,228,749	$172,478	$105,550	$1,268,135	$1,334,299

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segmented results across quarters and year-over-year.

(2) Other add-backs for the year ended December 31, 2025 primarily include costs related to salaries and benefits, accounting, legal and professional fees as well as rent and other facility costs. Other add-backs for the year ended December 31, 2024 primarily include costs related to salaries and benefits, inventory, legal and professional fees and lobbyist/PR spend.

[1] Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, less share-based compensation expense and other adjustments related to business development, acquisitions, financing and reorganization costs.
The following table presents selected financial information by reportable segment for the years ended December 31, 2025 and 2024:

	Years ended December 31,
	Domestic		International (1)		Total
	2025	2024	2025	2024	2025	2024
Revenues, net:
Retail revenues	$868,732	$994,715	$53,850	$38,047	$922,582	$1,032,762
Wholesale revenues	226,334	232,491	105,905	63,078	332,239	295,569
Management fee income	591	1,543	12,723	4,425	13,314	5,968
Total revenues, net	1,095,657	1,228,749	172,478	105,550	1,268,135	1,334,299
Cost of goods sold	541,458	631,785	95,655	61,737	637,113	693,522
Gross Profit	554,199	596,964	76,823	43,813	631,022	640,777
Total operating expenses	520,100	547,577	85,472	68,457	605,572	616,034
Income (loss) from continuing operations	$34,099	$49,387	$(8,649)	$(24,644)	$25,450	$24,743

Capital expenditures	$50,043	$81,891	$13,397	$10,547	$63,440	$92,438

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segmented results across quarters and year-over-year.

The following table presents total assets by reportable segment as of December 31, 2025 and 2024:

Total assets:	Domestic	International	Total
December 31, 2025	$2,415,707	$429,608	$2,845,315
December 31, 2024	2,574,687	375,021	2,949,708